Investments in associates - Summary of transactions between the group and its associates (Details) - Total for all associates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Sales to related parties	$ 844	$ 1,009	$ 1,042
Related party receivable	148	368	417
Purchases of goods, related party	7,034	5,473	6,199
Related party payables	$ 2,223	$ 2,607	$ 2,086